Significant Events in the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 17, 2026	Mar. 11, 2026
Significant Events in the Reporting Period [Abstract]
Special cash dividend	$ 0.17	$ 0.25
Common stock amounting total	$ 9,811	$ 14,421